NOTE 5 - NET OPERATING LOSSES (Quarterly) (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2014
Quarterly Report [Member]
NOTE 5 - NET OPERATING LOSSES	NOTE 5–NET OPERATING LOSSES As of June 30, 2014, the Company has a net operating loss carry-forward of approximately $22,608, which will expire 20 years from the date the loss was incurred.